Form N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jul. 01, 2026